Annual Total Returns[BarChart] - Invesco Dynamic Software ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.34%)	16.33%	33.12%	9.52%	7.08%	11.62%	34.47%	16.63%	35.00%	54.07%